<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 14th day of August, 2012.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 278
FORM 13F INFORMATION TABLE VALUE TOTAL: $581,075,874

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
Amer 1st Tx Exempt Investors LP
American Electric Power Company
American Express Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
00971T101
13817101
18490102
01861G100
18772103
001630102
02209S103
023135106
02364V107
025537101
25816109

$11,648,986
$6,661,234
$5,516,022
$735,610
$234,186
$265,748
$438,813
$342,509
$846,192
$294,093
$12,640
$1,238,756
$274,020
$2,117,280
$255,440
$320,446


130,011
103,323
91,796
61,352
4,600
8,370
50,150
3,700
20,400
84,998
160,000
35,854
1,200
401,000
6,402
5,505

130,011
103,323
91,796
61,352
4,600
8,370
50,150
3,700
20,400
84,998
160,000
35,854
1,200
401,000
6,402
5,505



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
Amer 1st Tx Exempt Investors LP
American Electric Power Company
American Express Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

130,011
103,323
91,796
61,352
4,600
8,370
50,150
3,700
20,400
84,998
160,000
35,854
1,200
401,000
6,402
5,505

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Amerigas Partners LP
Amex Health Care SPDR
Angeion Corp.
Antares Pharma Inc.
Apache Corp.
Apple Computer Corp.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

030975106
81369Y209
03462H404
036642106
37411105
037833100
00206R102
53015103
057665200
60505104
06425J102
67901108
71813109
54937107
075887109
084670207
84670108


$1,079,875
$252,538
$68,816
$461,297
$4,848,276
$27,331,200
$5,095,123
$441,996
$5,637,258
$3,342,954
$2,995
$311,831
$272,553
$10,299,867
$472,644
$15,061,731
$2,221,830


26,500
6,644
12,650
126,730
55,163
46,800
142,881
7,941
172,869
408,674
13,023
8,300
5,128
333,869
6,323
180,748
18


26,500
6,644
12,650
126,730
55,163
46,800
142,881
7,941
172,869
408,674
13,023
8,300
5,128
333,869
6,323
180,748
18










Amerigas Partners LP
Amex Health Care SPDR
Angeion Corp.
Antares Pharma Inc.
Apache Corp.
Apple Computer Corp.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


26,500
6,644
12,650
126,730
55,163
46,800
142,881
7,941
172,869
408,674
13,023
8,300
5,128
333,869
6,323
180,748
18


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
CenturyLink, Inc.
Chesapeake Energy Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


88606108
09071B100
09060J106
096627104
55622104
106776107
110122108
118230101
131476103
136385101
139793103
14040H105
14808P109
149123101
149205106
156700106
165167107


$3,285,504
$115,099
$147,840
$1,312,425
$591,519
$738,755
$2,747,263
$1,552,058
$546,940
$510,150
$107,224
$965,842
$533,836
$8,918,352
$3,084,715
$243,890
$1,070,132


50,314
23,830
33,000
47,500
14,591
44,557
76,419
29,750
23,000
19,000
47,028
17,670
13,263
105,033
101,271
6,176
57,534


50,314
23,830
33,000
47,500
14,591
44,557
76,419
29,750
23,000
19,000
47,028
17,670
13,263
105,033
101,271
6,176
57,534









BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
CenturyLink, Inc.
Chesapeake Energy Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,314
23,830
33,000
47,500
14,591
44,557
76,419
29,750
23,000
19,000
47,028
17,670
13,263
105,033
101,271
6,176
57,534


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Consolidated Edison, Inc.
Credit Suisse ETN
Crestwood Midstream Partners
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


166764100
17275R102
172967101
191216100
194162103
206013104
20825C104
209115104
22542D852
226372100
226553105
231269101
126650100
237690102
23311P100
244199105
249030107

$3,534,145
$6,290,985
$386,262
$6,723,167
$5,220,407
$4,662
$2,643,747
$447,768
$662,430
$1,163,700
$203,400
$54,000
$3,060,581
$82,386
$1,863,030
$280,619
$453,720


33,499
366,394
14,092
85,985
50,148
38,850
47,311
7,200
28,590
45,000
20,000
10,000
65,495
28,409
44,200
3,470
12,000


33,499
366,394
14,092
85,985
50,148
38,850
47,311
7,200
28,590
45,000
20,000
10,000
65,495
28,409
44,200
3,470
12,000










Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Consolidated Edison, Inc.
Credit Suisse ETN
Crestwood Midstream Partners
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


33,499
366,394
14,092
85,985
50,148
38,850
47,311
7,200
28,590
45,000
20,000
10,000
65,495
28,409
44,200
3,470
12,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Dover Corporation

DSW, Inc.

Duke Energy Corporation

Dupont de nemours E.I.

Eaton Corp

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Enbridge Energy Partners LP

Encana Corp.

Enduro Royalty Trust

Energy Transfer Equity LP

Energy Transfer Partners LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


25179M103
254687106
25746U109
260003108
23334L102
264399106
263534109
278058102
283702108
29076N206
268648102
291011104
29250R106
292505104
29269K100
29273V100
29273R109

$6,506,594
$1,863,128
$714,150
$2,145,847
$272,000
$1,576,451
$260,436
$368,400
$3,461,120
$97,335
$3,747,644
$906,680
$2,258,518
$295,411
$822,500
$566,076
$2,311,137


112,202
38,415
13,225
40,027
5,000
68,363
5,150
9,296
102,400
31,500
146,221
19,465
73,400
14,182
50,000
13,800
52,300


112,202
38,415
13,225
40,027
5,000
68,363
5,150
9,296
102,400
31,500
146,221
19,465
73,400
14,182
50,000
13,800
52,300










Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
DSW, Inc.
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enduro Royalty Trust
Energy Transfer Equity LP
Energy Transfer Partners LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


112,202
38,415
13,225
40,027
5,000
68,363
5,150
9,296
102,400
31,500
146,221
19,465
73,400
14,182
50,000
13,800
52,300



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Enterprise Products Partners
Exactech, Inc.
Examworks Group, Inc.
Exxon  Mobile Corporation
Facebook, Inc.
Fidelity National Info. Services
Fifth Third Bancorp
First Citizens Bancshares CL A
First Trust NYSE Arca Biotech
Ford Motor Company
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


293792107
30064E109
30066A105
302290101
30303M102
31620M106
316773100
31946M103
33733E203
345370860
35671D857
369550108
369604103
37733W105
38141G104
38259P508
393122106



$5,168,733
$335,400
$268,569
$10,146,377
$812,232
$804,288
$427,058
$808,253
$475,777
$102,412
$2,336,521
$355,063
$10,793,036
$273,238
$1,647,642
$8,275,279
$1,952,555



100,873
20,000
20,300
118,574
26,100
23,600
31,870
4,850
10,860
10,679
68,580
5,383
517,900
5,996
17,188
14,266
89,649



100,873
20,000
20,300
118,574
26,100
23,600
31,870
4,850
10,860
10,679
68,580
5,383
517,900
5,996
17,188
14,266
89,649











Enterprise Products Partners
Exactech, Inc.
Examworks Group, Inc.
Exxon  Mobile Corporation
Facebook, Inc.
Fidelity National Info. Services
Fifth Third Bancorp
First Citizens Bancshares CL A
First Trust NYSE Arca Biotech
Ford Motor Company
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


100,873
20,000
20,300
118,574
26,100
23,600
31,870
4,850
10,860
10,679
68,580
5,383
517,900
5,996
17,188
14,266
89,649



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
Inergy Midstream LLC
Infinera Corp.
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


78355W106
414585109
41902R103
428236103
431284108
437076102
443510201
446150104
447011107
45671U106
45667G103
45685X104
45810N302
458140100
459200101
06739F291
06740L451



$346,640
$1,028,972
$5,842,122
$378,470
$1,954,829
$420,794
$846,506
$565,568
$2,163,050
$259,500
$107,901
$532,170
$232,029
$9,370,460
$7,984,554
$821,613
$275,500



7,000
25,103
204,270
18,820
58,093
7,941
10,861
88,370
167,160
12,500
15,775
36,500
16,753
351,612
40,825
15,932
10,000



7,000
25,103
204,270
18,820
58,093
7,941
10,861
88,370
167,160
12,500
15,775
36,500
16,753
351,612
40,825
15,932
10,000











Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
Inergy Midstream LLC
Infinera Corp.
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

7,000
25,103
204,270
18,820
58,093
7,941
10,861
88,370
167,160
12,500
15,775
36,500
16,753
351,612
40,825
15,932
10,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Iridium Communications Inc.
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares Lehman Treasury Bond Fund
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR RUS Midcap Indx Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


46269C102
464287168
464287184
464285105
464287242
464287176
464286400
464287465
464287234
464286871
464286848
464286665
464287341
464287275
464288513
464287655
464287499

$321,840
$494,865
$2,019,661
$730,075
$327,683
$428,406
$393,317
$1,116,215
$6,863,356
$548,137
$846,900
$228,159
$587,574
$206,712
$1,311,865
$1,891,370
$3,612,689

36,000
8,807
59,984
46,920
2,785
3,579
7,593
22,342
175,354
33,423
90,000
5,599
16,200
3,590
14,381
23,746
34,289

36,000
8,807
59,984
46,920
2,785
3,579
7,593
22,342
175,354
33,423
90,000
5,599
16,200
3,590
14,381
23,746
34,289









Iridium Communications Inc.

Ishares Dow Jones  Select Div. Fund

Ishares FTSE XINHUA

Ishares Gold Trust

Ishares Iboxx Investor

Ishares Lehman Treasury Bond Fund

Ishares MSCI Brazil Free Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares S&P GLB ERG Sect

Ishares S&P Global Telecom

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD

Ishares TR RUS Midcap Index Fund




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,000
8,807
59,984
46,920
2,785
3,579
7,593
22,342
175,354
33,423
90,000
5,599
16,200
3,590
14,381
23,746
34,289

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Johnson & Johnson
Juniper Networks, Inc.
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464288125
464287200
478160104
48203R104
487836108
494368103
494550106
49456B101
50075N104
501014104
50540R409
52602 E102
534187109
536020100
548661107
559080106
57060U613

$1,158,268
$4,916,163
$13,101,138
$186,750
$5,981,805
$443,981
$4,093,232
$1,777,094
$1,445,380
$92,016
$213,003
$304,624
$214,763
$1,851,660
$8,605,325
$610,753
$866,268

12,200
35,950
193,919
11,450
121,261
5,300
52,090
55,155
38,339
14,400
2,300
12,050
9,820
48,600
302,578
8,646
23,675

12,200
35,950
193,919
11,450
121,261
5,300
52,090
55,155
38,339
14,400
2,300
12,050
9,820
48,600
302,578
8,646
23,675









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Johnson & Johnson
Juniper Networks, Inc.
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,200
35,950
193,919
11,450
121,261
5,300
52,090
55,155
38,339
14,400
2,300
12,050
9,820
48,600
302,578
8,646
23,675

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Market Vectors Oil Services
McCormick & Co., Inc.
McDonalds Corporation
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch. Traded NT Alrn MLP
Mosaic Company
National Presto Industries, Inc.
Newbridge Bancorp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57060U589
57060U605
57060U100
57060U191
579780206
580135101
584946107
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107
6706D8104
65080T102

$392,122
$2,499,080
$885,013
$206,249
$321,445
$8,498,614
$146,000
$1,544,359
$7,524,644
$153,180
$1,153,290
$15,163,830
$4,640,970
$1,276,561
$3,098,704
$2,403,786
$133,029

20,455
50,405
19,768
5,787
5,300
95,997
10,000
39,875
180,231
18,000
7,400
495,712
129,890
32,935
56,587
34,453
30,372

20,455
50,405
19,768
5,787
5,300
95,997
10,000
39,875
180,231
18,000
7,400
495,712
129,890
32,935
56,587
34,453
30,372









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Market Vectors Oil Services
McCormick & Co., Inc.
McDonalds Corporation
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch. Traded NT Alrn MLP
Mosaic Company
National Presto Industries, Inc.
Newbridge Bancorp

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,455

50,405

19,768

5,787

5,300

95,997

10,000

39,875

180,231

18,000

7,400

495,712

129,890

32,935

56,587

34,453

30,372


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Newcastle Invt. Corp.
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
NuStar Energy LP
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.
Oneok Partners LP
Oracle Corp.
Pacific Coast Oil Trust
Patriot Coal Corp.
Penn Virginia Resource Partners LP
Pepsico, Inc.
Perrigo Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


65105M108
65339F101
654902204
655844108
66987E206
66987V109
67058H102
67074U103
674599105
680223104
68268N103
68389X105
694103102
70336T104
707884102
713448108
714290103

$237,850
$802,600
$36,794
$267,200
$236,085
$498,069
$323,340
$898,500
$844,063
$288,633
$806,250
$2,375,584
$848,575
$18,056
$2,112,880
$24,009,773
$863,248

35,500
11,664
17,775
3,723
44,713
8,910
6,000
50,000
9,841
34,817
15,000
79,986
45,500
14,800
86,240
339,793
7,320

35,500
11,664
17,775
3,723
44,713
8,910
6,000
50,000
9,841
34,817
15,000
79,986
45,500
14,800
86,240
339,793
7,320









Newcastle Invt. Corp.

Nextera Energy, Inc.

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

NuStar Energy LP

Nuveen Energy MLP Total Return

Occidental Pete. Corp.

Old Rep. Intl. Corp.

Oneok Partners LP

Oracle Corp.

Pacific Coast Oil Trust

Patriot Coal Corp.

Penn Virginia Resource Partners LP

Pepsico, Inc.

Perrigo Company




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


35,500
11,664
17,775
3,723
44,713
8,910
6,000
50,000
9,841
34,817
15,000
79,986
45,500
14,800
86,240
339,793
7,320

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Phillips 66
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
QR Energy LP
Qualcomm, Inc.
Ralph Lauren Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

71654V408
716549100
717081103
718172109
718546104
720186105
72201B101
723787107
726503105
74005P104
742718109
743263105
74347R370
74347R396
74734R108
747525103
751212101

$469,044
$254,455
$7,259,697
$10,278,792
$775,157
$204,728
$224,760
$370,482
$1,890,469
$225,397
$13,238,269
$608,439
$486,610
$310,300
$248,100
$7,968,309
$210,090


24,989
10,620
315,639
117,795
23,320
6,360
12,000
4,200
23,394
2,073
216,135
10,112
10,000
10,000
15,000
143,109
1,500

24,989
10,620
315,639
117,795
23,320
6,360
12,000
4,200
23,394
2,073
216,135
10,112
10,000
10,000
15,000
143,109
1,500









Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Phillips 66
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
QR Energy LP
Qualcomm, Inc.
Ralph Lauren Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


24,989
10,620
315,639
117,795
23,320
6,360
12,000
4,200
23,394
2,073
216,135
10,112
10,000
10,000
15,000
143,109
1,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Resource Cap Corp.
RLJ Lodging Trust
Royal Gold, Inc.
SCBT Finanical Corp.
SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Schwab Charles The Corporation
Sempra Energy
Silver Wheaton Corporation
Solar Senior Capital Ltd.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

76120W302
74965L101
780287108
78401V102
808524508
806857108
808524706
808513105
816851109
828336107
83416M105
835495102
842632101
84265V105
78463X863
78463V107
78467Y107

$399,750
$192,178
$520,576
$564,670
$279,025
$220,240
$2,418,701
$134,563
$268,976
$427,427
$253,500
$3,846,718
$89,795
$865,454
$292,217
$1,862,280
$408,551


75,000
10,600
6,640
16,019
10,857
3,393
103,275
10,407
3,905
15,925
15,000
127,586
28,416
27,466
7,945
12,000
2,385

75,000
10,600
6,640
16,019
10,857
3,393
103,275
10,407
3,905
15,925
15,000
127,586
28,416
27,466
7,945
12,000
2,385









Resource Cap Corp.
RLJ Lodging Trust
Royal Gold, Inc.
SCBT Finanical Corp.
SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Schwab Charles The Corporation
Sempra Energy
Silver Wheaton Corporation
Solar Senior Capital Ltd.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


75,000
10,600
6,640
16,019
10,857
3,393
103,275
10,407
3,905
15,925
15,000
127,586
28,416
27,466
7,945
12,000
2,385

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









SPDR S&P 500 ETF
SPDR S&P Biotech ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

78462F103
78464A870
78463X400
78464A763
847560109
790849103
858912108
863667101
864482104
86764L108
867914103
78486Q101
871829107
872443403
875465106
87611X105
87612E106

$2,323,676
$497,201
$2,471,560
$239,295
$1,941,353
$2,895,989
$825,030
$473,860
$213,572
$1,886,403
$226,371
$243,101
$7,032,537
$46,999
$342,679
$2,342,205
$497,059


17,052
5,620
38,800
4,300
66,805
72,563
9,000
8,600
5,175
52,010
9,343
4,140
235,912
75,805
10,692
65,700
8,542

17,052
5,620
38,800
4,300
66,805
72,563
9,000
8,600
5,175
52,010
9,343
4,140
235,912
75,805
10,692
65,700
8,542









SPDR S&P 500 ETF
SPDR S&P Biotech ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


17,052
5,620
38,800
4,300
66,805
72,563
9,000
8,600
5,175
52,010
9,343
4,140
235,912
75,805
10,692
65,700
8,542

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









TCP Capital Corp.
Teva Pharmaceutical
The Southern Company
Tiffany & Company
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

87238Q103
881624209
842587107
886547108
89148B101
892331307
899896104
74347R297
904708104
904767704
907818108
91324P102
913017109
902973304
91912E105
922908413
921937819

$723,000
$3,601,661
$558,285
$1,159,711
$743,125
$2,635,318
$454,508
$158,400
$932,025
$2,560,613
$226,331
$235,229
$8,726,207
$410,700
$3,383,452
$5,191,972
$1,339,050


50,000
91,320
12,058
21,902
29,725
32,745
8,300
10,000
14,620
75,915
1,897
4,021
115,533
15,000
170,451
83,365
15,076

50,000
91,320
12,058
21,902
29,725
32,745
8,300
10,000
14,620
75,915
1,897
4,021
115,533
15,000
170,451
83,365
15,076









TCP Capital Corp.
Teva Pharmaceutical
The Southern Company
Tiffany & Company
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,000
91,320
12,058
21,902
29,725
32,745
8,300
10,000
14,620
75,915
1,897
4,021
115,533
15,000
170,451
83,365
15,076

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Health Care Vipers
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap
Vanguard Total Stock Market
Verizon Communications
VF Corporation
Virnetx Holding Corp.
Vodafone Grp PLC Sponsored ADR
Walgreen Company
Wal-Mart Stores, Inc.
Walter Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

921908844
922042858
922908736
92204A504
921910816
922908629
92205F106
922908553
922908751
922908769
92343V104
918204108
92823T108
92857T107
931422109
931142103
93317Q105


$619,338
$5,061,552
$367,254
$803,257
$1,055,483
$958,052
$2,163,766
$347,144
$991,731
$296,155
$1,005,322
$1,418,974
$753,293
$341,880
$2,315,345
$11,921,493
$450,432


10,925
126,697
5,400
11,660
19,825
12,410
83,350
5,306
13,042
4,249
22,622
10,633
21,370
12,132
78,274
170,991
10,200

10,925
126,697
5,400
11,660
19,825
12,410
83,350
5,306
13,042
4,249
22,622
10,633
21,370
12,132
78,274
170,991
10,200









Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Health Care Vipers
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap
Vanguard Total Stock Market
Verizon Communications
VF Corporation
Virnetx Holding Corp.
Vodafone Grp PLC Sponsored ADR
Walgreen Company
Wal-Mart Stores, Inc.
Walter Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,925
126,697
5,400
11,660
19,825
12,410
83,350
5,306
13,042
4,249
22,622
10,633
21,370
12,132
78,274
170,991
10,200

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Wells Fargo & Co.
Western Asset Mortgage Cap Corp
Western Gas Partners LP
Westport Innovation, Inc.
Williams Partners LP
Yadkin Valley Financial
Yum Brands, Inc.

common
common
common
common
common
common
common

949746101
95790D105
958254104
960908309
96950F104
984314104
988498101

$2,138,622
$487,250
$1,963,350
$346,001
$1,572,424
$31,458
$522,833

63,954
25,000
45,000
9,415
30,100
11,871
8,116

63,954
25,000
45,000
9,415
30,100
11,871
8,116





Grand Total 06/30/12







$581,075,874











Wells Fargo & Co.
Western Asset Mortgage Cap Corp
Western Gas Partners LP
Westport Innovation, Inc.
Williams Partners LP
Yadkin Valley Financial
Yum Brands, Inc.

0
0
0
0
0
0
0

0
0
0
0
0
0
0

63,954
25,000
45,000
9,415
30,100
11,871
8,116

0
0
0
0
0
0
0

0
0
0
0
0
0
0



















